Shareholders’ Equity	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Shareholders’ Equity [Abstract]
Shareholders’ Equity

Note 14 - Shareholders’ Equity

The Company’s ordinary shares trade on the NASDAQ stock exchange under the symbol “GTI”. Pursuant to the terms of the Amended and Restated Certificate of Incorporation, the company’s authorized share capital is $50,000 divided into 8,333,333 Ordinary Shares each of par value $0.006 per share.

On December 20, 2023, Energem and Graphjet negotiated and entered into a definitive purchase agreement for a PIPE investment (the “PIPE Investment Purchase Agreement”) with Dato’ Sri Pang Chow Huat and/or investment vehicles directly managed by such investor (the “PIPE Investor”) as amended and restated on January 10, 2024. Pursuant to the PIPE Investment Purchase Agreement, Graphjet sold to the PIPE Investor 76 Graphjet Pre-Transaction Shares before the Closing of the Business Combination that was exchanged for 4,167 Combined Entity Ordinary Shares for a total of $2,500,000.

On March 14, 2024, the Company completed its reverse recapitalization with Energem (see Note 4). The shares and corresponding capital amounts and all per share data related to Graphjet’s outstanding ordinary shares prior to the reverse recapitalization in the accompanying consolidated financial statements have been retrospectively adjusted using the Exchange Ratio of 55.1. All of the Graphjet Technology ordinary shares issued and outstanding at the consummation of the business combination have been fully paid.

On November 1, 2024, the Company successfully completed a fundraising exercise amounting to approximately $1.0 million (MYR 4.4 million) net proceeds from new external shareholders. In connection with this fundraising, the Company issued a total of 10,885 Ordinary shares to unrelated third-party investors.

On May 22, 2025, the Company issued an additional 5,377 Ordinary Shares to Joseph Rallo and 5,377 Ordinary Shares to D. Boral Capital LLC. The issuance is part an adjustment between the agreed share price of USD 10.00 per share and the lowest VWAP for a 5-day period up to the registration of the 3,375 Ordinary Shares issued earlier to satisfy $2,025,000 due pursuant to the Satisfaction and Discharge of Indebtedness between the Company, Graphjet Technology Sdn Bhd and EF Hutton LLC.

As of June 30, 2025 and September 30, 2024, we had issued and outstanding Ordinary Shares 2,467,337 and 2,445,647 shares, each with par value of $0.006. The holder of each share of ordinary shares is entitled to one vote.

All share amounts and per share amounts above have been retroactively adjusted for the sixty-for-one share combination, effective August 25, 2025. (See Note 1)

Note 14 - Shareholders’ Equity

The Company’s ordinary shares trade on the NASDAQ stock exchange under the symbol “GTI”. Pursuant to the terms of the Amended and Restated Certificate of Incorporation, the company’s authorized share capital is $50,000 divided into 479,000,000 Class A Ordinary Shares, 20,000,000 Class B Ordinary Shares, and 1,000,000 Preference Shares each of par value $0.0001 per share.

On December 20, 2023, Energem and Graphjet negotiated and entered into a definitive purchase agreement for a PIPE investment (the “PIPE Investment Purchase Agreement”) with Dato’ Sri Pang Chow Huat and/or investment vehicles directly managed by such investor (the “PIPE Investor”) as amended and restated on January 10, 2024, pursuant to which the PIPE Investor and/or investment vehicles directly managed by such investor, has agreed to purchase, and Graphjet has agreed to sell to the PIPE Investor, 4,530 Graphjet Pre-Transaction Shares before the Closing of the Business Combination that will be exchanged for 250,000 Combined Entity Ordinary Shares for a total of $2,500,000. The number of Combined Entity Ordinary Shares is fixed, the number of Graphjet Pre-Transaction Shares to be purchased is subject to adjustment depending on the final consideration paid to the Graphjet shareholders. Pursuant to the amended by the amended and restated PIPE Investment Purchase Agreement of January 24, 2024 (the “Revised PIPE Agreement”), Graphjet has agreed to file, within 60 calendar days after the Closing, a registration statement with the SEC registering the resale or transfer of the Combined Entity Ordinary Shares.

On March 14, 2024, the Company completed its reverse recapitalization with Energem (see Note 4). The shares and corresponding capital amounts and all per share data related to Graphjet’s outstanding ordinary shares prior to the reverse recapitalization in the accompanying consolidated financial statements have been retrospectively adjusted using the Exchange Ratio of 55.1. All of the Graphjet Technology ordinary shares issued and outstanding at the consummation of the business combination have been fully paid.

As of September 30, 2024, we had issued and outstanding Class A Ordinary Shares 146,738,806 shares, each with par value of $0.0001. The holder of each share of ordinary shares is entitled to one vote.